Vanguard STAR® Fund

Supplement to the Prospectus and Summary Prospectus

New Benchmark

The Dow Jones U.S. Total Stock Market Index, one of several equity performance benchmarks for the Fund, has been replaced with the Dow Jones U.S. Total Stock Market Float Adjusted Index. While the former index represented all U.S. equity securities, the float-adjusted version of the index excludes shares of securities that are not available for public trading. Returns for the new benchmark will be included in future prospectus updates.

Additionally, the following table replaces a similar table under “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2011

	1	Year	5 Years	10 Years
Vanguard STAR Fund Investor Shares
Return Before Taxes	0.77%		2.33%	5.20%
Return After Taxes on Distributions	0.04		1.21	4.16
Return After Taxes on Distributions and Sale of
Fund Shares	0.70		1.49	4.00
Comparative Benchmarks
MSCI US Broad Market Index
(reflects no deduction for fees, expenses, or taxes)	1.08%		0.29%	—%
Dow Jones U.S. Total Stock Market Index
(reflects no deduction for fees, expenses, or taxes)	0.52		0.28	3.90
Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses, or taxes)	7.84		6.50	5.78
MSCI EAFE Index
(reflects no deduction for fees or expenses)	–12.14		–4.72	4.67
STAR Composite Index
(reflects no deduction for fees, expenses, or taxes)	0.87		2.64	5.01
STAR Composite Average
(reflects no deduction for fees or expenses)	–1.90		1.15	3.72

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.			PS DJB2 122012

Vanguard STAR® Fund

Supplement to the Prospectus and Summary Prospectus

New Benchmark

The Dow Jones U.S. Total Stock Market Index, one of several equity performance benchmarks for the Fund, has been replaced with the Dow Jones U.S. Total Stock Market Float Adjusted Index. While the former index represented all U.S. equity securities, the float-adjusted version of the index excludes shares of securities that are not available for public trading. Returns for the new benchmark will be included in future prospectus updates.

Additionally, the following table replaces a similar table under “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2011

	1	Year	5 Years	10 Years
Vanguard STAR Fund Investor Shares	0.77%		2.33%	5.20%
Comparative Benchmarks
(reflects no deduction for fees or expenses)
MSCI US Broad Market Index	1.08%		0.29%	—%
Dow Jones U.S. Total Stock Market Index	0.52		0.28	3.90
Barclays U.S. Aggregate Bond Index	7.84		6.50	5.78
MSCI EAFE Index	–12.14		–4.72	4.67
STAR Composite Index	0.87		2.64	5.01
STAR Composite Average	–1.90		1.15	3.72

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS DJB3 122012